Investments in Associates	12 Months Ended
Dec. 31, 2017
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Investments in Associates
16.	INVESTMENTS IN ASSOCIATES

A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2017		2016
Million US dollar	Castel[15]	Efes	Castel[1]	Efes

Balance at 1 January	2 793	750	—	—
Combination with SAB	—	—	2 932	895
Dividends received	(23)	—	—	—
Share of results of associates	354	(2)	18	(27)
Effect of movements in foreign exchange	356	(54)	(158)	(119)

Balance at 31 December	3 480	694	2 793	750

Summarized financial information of the company’s material associates is as follows:

	2017		2016
Million US dollar	Castel[1]	Efes	Castel[1]	Efes

Current assets	4 894	2 415	3 970	1 058
Non-current assets	3 912	5 243	2 900	4 668
Current liabilities	1 724	1 106	1 391	561
Non-current liabilities	857	2 494	547	1 570
Non-controlling interests	879	1 520	762	1 464

Net assets	5 346	2 538	4 170	2 131

Revenue	5 447	3 415	1 236	659
Profit (loss)	746	(7)	42	(111)
Other comprehensive income (loss)	(94)	553	(108)	75
Total comprehensive income (loss)	652	546	(66)	(35)

Reconciliation of the above summarized financial information to the carrying amount of the interest in Castel and Efes recognized in the consolidated financial statements is as follows:

	2017		2016
Million US dollar	Castel[1]	Efes	Castel[1]	Efes

Net assets of the associate	5 346	2 538	4 170	2 131
Interest in associates (%)	20-40	24	20-40	24
Interest in associate	1 293	609	939	511
Goodwill	2 187	85	1 854	239

Carrying amount of investment in associates	3 480	694	2 793	750

During 2017, associates that are not individually material contributed to 78m US dollar to the results of investment in associates (2016: 47m US dollar).

Additional information related to the significant associates is presented in Note 36 AB InBev Companies.